Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 108,282	$ 80,771	$ 153,301
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	3,529	(811)	(742)
Reclassification of exchange differences on loss of control	141	0	0
Total other comprehensive income (loss)	3,670	(811)	(742)
Total comprehensive income attributable to Opera shareholders	$ 111,952	$ 79,960	$ 152,559